Summary of Significant Accounting Policies - Schedule of Customers Representing Greater than 10% of Accounts Receivable and Revenue (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Percentage of concentration risk			72.00%
Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Percentage of concentration risk		52.00%
Revenue | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Percentage of concentration risk		40.00%
Revenue | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk	48.00%
Revenue | Customer Concentration Risk | Customer E
Concentration Risk [Line Items]
Percentage of concentration risk	43.00%
Revenue | Geographic Concentration Risk | State of Ohio
Concentration Risk [Line Items]
Percentage of concentration risk			28.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Percentage of concentration risk		100.00%
Accounts Receivable | Customer Concentration Risk | Customer E
Concentration Risk [Line Items]
Percentage of concentration risk	94.00%